Accumulated Other Comprehensive Income - Tax Effects in Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2013		May 31, 2012		May 31, 2011
Other Comprehensive Income (Loss), before Tax [Abstract]
Unrecognized actuarial gains (losses)	$ (7.1)		$ (3.4)		$ 4.7
Foreign currency translation adjustments	(142.5)		(79.9)		330.3
Unrealized gain (loss) on interest rate swaps	(27.6)		(48.1)		(54.8)
Reclassifications on interest rate swaps	49.5		69.0		87.9
Unrealized gain (loss) on available-for-sale securities	3.4		4.3		(6.9)
Accumulated other comprehensive income (loss), before tax	(124.3)		(58.1)		361.2
Other Comprehensive Income (Loss), Tax [Abstract]
Unrecognized actuarial gains (losses)	0.1		(0.8)		(0.2)
Foreign currency translation adjustments	4.3		17.8		(65.9)
Unrealized gain (loss) on interest rate swaps	9.5		17.7		18.8
Reclassifications on interest rate swaps	(18.3)		(25.5)		(32.4)
Unrealized gain (loss) on available-for-sale securities	(0.1)		0		0.9
Accumulated other comprehensive income (loss), tax	(4.5)		9.2		(78.8)
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Unrecognized actuarial gains (losses)	(7.0)		(4.2)		4.5
Foreign currency translation adjustments	(138.2)		(62.1)		264.4
Unrealized gain (loss) on interest rate swaps	(18.1)		(30.4)		(36.0)
Reclassifications on interest rate swaps	31.2		43.5		55.5
Unrealized gain (loss) on available-for-sale securities	3.3		4.3		(6.0)
Total other comprehensive income (loss)	$ (128.8)	[1]	$ (48.9)	[1]	$ 282.4	[1]

[1]	Certain amounts have been reclassified to conform to the current presentation. See Note 1 to the consolidated financial statements for a description of the reclassification.